SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
(the "Funds")

Supplement Dated October 2, 2018
to the Prospectus dated September 30, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

On or about November 1, 2018 (the "Effective Date,") Analytic Investors, LLC, which serves as a sub-adviser to the Funds, will fully transition its investment advisory business and operations over to Wells Capital Management Incorporated.

Therefore, until or around the Effective Date, the Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Sub-Adviser Name for the U.S. Managed Volatility Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Wells Capital Management Incorporated is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Analytic Investors, LLC	Dennis Bein	Since 2008	Chief Investment Officer & Portfolio Manager
	Harindra de Silva, Ph.D.	Since 2008	President & Portfolio Manager
	Ryan Brown	Since 2008	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "U.S. Managed Volatility Fund," the text relating to Wells Capital Incorporated is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a Sub-Adviser to the U.S. Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the U.S. Managed Volatility Fund's assets allocated to Analytic. Dennis Bein, a Chief Investment Officer and a Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 23 years ago. Harindra de Silva, Ph.D., Analytic's President and a Portfolio Manager, has also been a member of the U.S. equity team since joining Analytic 23 years ago. Ryan Brown, a Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 12 years ago. Prior to joining Analytic, Mr. Brown worked for Beekman Capital Management in Santa Fe, New Mexico, where he was responsible for selecting stocks within the financial services sector. Portfolio responsibilities are team managed with day-to-day portfolio management responsibilities handled primarily by Mr. Brown. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design) and Mr. Bein serves in an oversight role.

Change in Sub-Adviser Name for the Global Managed Volatility Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Wells Capital Management Incorporated is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Analytic Investors, LLC	Dennis Bein	Since 2016	Chief Investment Officer & Portfolio Manager
	Harindra de Silva, Ph.D.	Since 2016	President & Portfolio Manager
	Ryan Brown	Since 2016	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Global Managed Volatility Fund," the text relating to Wells Capital Incorporated is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a Sub-Adviser to the Global Managed Volatility Fund. A team of investment professionals manages the portion of the Global Managed Volatility Fund's assets allocated to Analytic. Dennis Bein, a Chief Investment Officer and a Portfolio Manager, has been a member of the U.S. equity team since joining

Analytic 23 years ago. Harindra de Silva, Ph.D., Analytic's President and a Portfolio Manager, has also been a member of the U.S. equity team since joining Analytic 23 years ago. David Krider, a Portfolio Manager, joined Analytic in 2005. Before joining Analytic, Mr. Krider was the founder of Visualize, Inc. and served as the firm's Chief Technology Officer from 1996-2005. Portfolio responsibilities are team managed with day-to-day portfolio management responsibilities handled primarily by Mr. Krider. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design) and Mr. Bein serves in an oversight role.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1185 (10/18)

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
(the "Funds")

Supplement Dated October 2, 2018
to the Statement of Additional Information ("SAI") dated September 30, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

On or about November 1, 2018 (the "Effective Date,") Analytic Investors, LLC, which serves as a sub-adviser to the Funds, will fully transition its investment advisory business and operations over to Wells Capital Management Incorporated.

Therefore, until or around the Effective Date, the SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

ANALYTIC INVESTORS, LLC—Analytic Investors, LLC ("Analytic") serves as a Sub-Adviser to a portion of the assets of the U.S. Managed Volatility and Global Managed Volatility Funds. Analytic was founded in 1970.

In addition, under the same heading, under the sub-heading titled "Wells Capital Management Incorporated," the reference to "U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US and Core Fixed Income Funds" is hereby deleted and replaced with "World Equity Ex-US and Core Fixed Income Funds."

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Analytic

Compensation. SIMC pays Analytic a fee based on the assets under management of the U.S. Managed Volatility and Global Managed Volatility Funds as set forth in an investment sub-advisory agreement between Analytic and SIMC. Analytic pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the U.S. Managed Volatility and Global Managed Volatility Funds. The following information relates to the period ended June 30, 2018.

Analytic's compensation structure for professional employees consists of an industry median base salary (based on independent industry information) and an annual discretionary bonus. Bonus amounts are determined using the following factors: the overall success of the firm in terms of profitability; the overall success of the department or team; and an individual's contribution to the team, based on goals established during the performance period. Compensation based on investment strategy performance is not tied to individual account performance, but rather each strategy as a whole. Strategy performance information is based on pre-tax calculations for the prior calendar year. No portfolio manager is directly compensated a portion of an advisory fee based on the performance of a specific account. Portfolio managers' base salaries are typically reviewed on an annual basis determined by each portfolio manager's anniversary date of employment. Discretionary bonuses are determined annually, upon analysis of information from the prior calendar year.

Ownership of Fund Shares. As of June 30, 2018, Analytic's portfolio managers did not beneficially own any shares of the U.S. Managed Volatility or Global Managed Volatility Funds.

Other Accounts. As of June 30, 2018, in addition to the U.S. Managed Volatility and Global Managed Volatility Funds, Analytic's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Dennis Bein	15	$6,287.25	20		$6,553.03	25		$6,553.10
	0	$0	4	*	$522.31	2	*	$315.69
Harindra de Silva, Ph.D.	18	$7,307.76	21		$6,565.26	26		$7,277.21
	0	$0	4	*	$522.31	2	*	$315.69
David Krider	6	$2,676.02	14		$3,671.88	10		$2,351.00
	0	$0	3	*	$522.28	1	*	$29.07
Ryan Brown	9	$3,611.24	6		$2881.15	15		$4,202.10
	0	$0	1	*	$0.03	1	*	$286.62

* These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Analytic's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the U.S. Managed Volatility and Global Managed Volatility Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts managed by Analytic's portfolio managers include their own accounts, the accounts of their families, the account of any entity in which they have a beneficial interest or the accounts of others for whom they may provide investment advisory, brokerage or other services. The other accounts might have similar investment objectives as the U.S. Managed Volatility and Global Managed Volatility Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the U.S. Managed Volatility and Global Managed Volatility Funds. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, Analytic does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Analytic believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Analytic's portfolio managers' day-to-day management of the U.S. Managed Volatility and Global Managed Volatility Funds. Because of their positions with the U.S. Managed Volatility and Global Managed Volatility Funds, the portfolio managers know the size, timing and possible market impact of U.S. Managed Volatility and Global Managed Volatility Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the U.S. Managed Volatility and Global Managed Volatility Funds. However, Analytic has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Analytic's portfolio managers' management of the U.S. Managed Volatility and Global Managed Volatility Funds and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the U.S. Managed Volatility and Global Managed Volatility Funds. This conflict of interest may be exacerbated to the extent that Analytic or its portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than from the U.S. Managed Volatility and Global Managed Volatility Funds. Notwithstanding this theoretical conflict of interest, it is Analytic's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Analytic has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the U.S. Managed Volatility and Global Managed Volatility Funds, such securities might not be suitable for the U.S. Managed Volatility and Global Managed Volatility Funds given their investment objectives and related restrictions.

In addition, under the same heading, under the sub-heading titled "WellsCap," all references to the " U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US and Core Fixed Income Funds" are replaced with "World Equity Ex-US and Core Fixed Income Funds."

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1186 (10/18)